UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04852

The Victory Portfolios
(Exact name of registrant as specified in charter)

3435 Stelzer Road, Columbus, Ohio		43219
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		614-470-8000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2015

Item 1. Schedule of Investments.

The Victory Portfolios	Schedule of Portfolio Investments
Diversified Stock Fund	July 31, 2015
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (98.8%)
Consumer Discretionary (15.5%):
Advance Auto Parts, Inc.	115,670	$20,150
H&R Block, Inc.	963,440	32,073
Hilton Worldwide Holdings, Inc. (a)	1,124,320	30,188
Johnson Controls, Inc.	528,990	24,101
Newell Rubbermaid, Inc.	470,650	20,370
PVH Corp.	107,040	12,421
Starbucks Corp.	287,570	16,659
Tractor Supply Co.	107,410	9,938
		165,900
Consumer Staples (6.4%):
CVS Caremark Corp.	259,430	29,178
Diageo PLC, ADR	138,300	15,532
Wal-Mart Stores, Inc.	333,090	23,976
		68,686
Energy (4.0%):
Occidental Petroleum Corp.	257,429	18,072
Schlumberger Ltd.	140,680	11,651
Weatherford International PLC (a)	1,193,795	12,749
		42,472
Financials (15.9%):
American Express Co.	186,870	14,213
Bank of America Corp.	1,487,380	26,594
Bank of New York Mellon Corp.	682,980	29,641
Citigroup, Inc.	818,410	47,845
Principal Financial Group, Inc.	325,750	18,082
Progressive Corp.	1,111,000	33,886
		170,261
Health Care (15.6%):
Abbott Laboratories	266,100	13,489
Baxter International, Inc.	326,050	13,068
Cardinal Health, Inc.	209,110	17,770
Celgene Corp. (a)	92,000	12,075
Eli Lilly & Co.	144,730	12,231
Medtronic PLC	415,000	32,532
Merck & Co., Inc.	335,480	19,780
Perrigo Co. PLC	84,009	16,147
Pfizer, Inc.	847,430	30,558
		167,650
Industrials (14.8%):
Danaher Corp.	181,202	16,591
General Electric Co.	1,070,110	27,931
Masco Corp.	963,100	25,416
Nielsen Holdings NV	418,084	20,260
Precision Castparts Corp.	146,360	28,528
Stanley Black & Decker, Inc.	163,020	17,197
United Parcel Service, Inc., Class B	219,198	22,437
		158,360
Information Technology (23.3%):
Apple, Inc.	146,700	17,795
Applied Materials, Inc.	1,057,380	18,356
Cisco Systems, Inc.	1,107,370	31,471
EMC Corp.	1,264,200	33,994
F5 Networks, Inc. (a)	183,760	24,650
Facebook, Inc., Class A (a)	274,890	25,842
Google, Inc., Class C (a)	69,891	43,725
SAP SE, ADR	217,060	15,557
Twitter, Inc. (a)	450,000	13,955

See notes to schedules of investments.

Security Description	Shares	Value
Visa, Inc., Class A	325,330	$24,510
		249,855
Materials (3.3%):
Air Products & Chemicals, Inc.	151,200	21,548
Potash Corp. of Saskatchewan, Inc.	501,000	13,617
		35,165
Total Common Stocks (Cost $900,105)		1,058,349
Investment Companies (1.5%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (b)	15,710,238	15,710
Total Investment Companies (Cost $15,710)		15,710
Total Investments (Cost $915,815) — 100.3%		1,074,059
Liabilities in excess of other assets — (0.3)%		(2,699)
NET ASSETS - 100.00%		$1,071,360

(a)      Non-income producing security.

(b)      Rate disclosed is the daily yield on 7/31/15.

ADR—American Depositary Receipt

PLC—Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Newbridge Large Cap Growth Fund	July 31, 2015
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (98.7%)
Auto Components (2.4%):
Delphi Automotive PLC	33,550	$2,620

Consumer Staples (6.4%):
Costco Wholesale Corp.	21,700	3,153
Monster Beverage Corp. (a)	25,925	3,981
		7,134
Financials (6.9%):
Affiliated Managers Group, Inc. (a)	12,375	2,573
McGraw-Hill Cos., Inc.	20,825	2,119
The Charles Schwab Corp.	87,375	3,047
		7,739
Health Care (18.4%):
Alexion Pharmaceuticals, Inc. (a)	16,825	3,322
Celgene Corp. (a)	38,700	5,078
Centene Corp. (a)	30,800	2,160
Cerner Corp. (a)	45,100	3,235
Gilead Sciences, Inc.	38,525	4,541
IDEXX Laboratories, Inc. (a)	32,025	2,329
		20,665
Hotels, Restaurants & Leisure (4.8%):
Starbucks Corp.	92,175	5,340

Internet & Catalog Retail (7.7%):
Amazon.com, Inc. (a)	8,675	4,651
Priceline.com, Inc. (a)	3,150	3,917
		8,568
Internet Software & Services (10.0%):
Facebook, Inc., Class A (a)	54,500	5,124
Google, Inc., Class A (a)	9,449	5,995
		11,119
IT Services (4.5%):
Visa, Inc., Class A	66,775	5,031

Materials (4.0%):
Sherwin-Williams Co.	16,000	4,444

Road & Rail (2.8%):
Canadian Pacific Railway Ltd.	19,500	3,137

Semiconductors & Semiconductor Equipment (5.5%):
NXP Semiconductor NV (a)	31,925	3,096
Skyworks Solutions, Inc.	31,025	2,968
		6,064
Software (11.6%):
Adobe Systems, Inc. (a)	47,425	3,888
Alibaba Group Holding Ltd., ADR (a)	22,700	1,778
Electronic Arts, Inc. (a)	30,100	2,154
Fortinet, Inc. (a)	51,525	2,460
VMware, Inc., Class A (a)	29,100	2,594
		12,874
Specialty Retail (8.1%):
Advance Auto Parts, Inc.	14,300	2,491
Tractor Supply Co.	35,700	3,303
Ulta Salon Cosmetics & Fragrance, Inc. (a)	19,325	3,209
		9,003

See notes to schedules of investments.

Security Description	Shares	Value
Technology Hardware, Storage & Peripherals (5.6%):
Apple, Inc.	51,425	$6,238
Total Common Stocks (Cost $64,679)		109,976
Investment Companies (1.1%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (b)	1,217,146	1,217
Total Investment Companies (Cost $1,217)		1,217
Total Investments (Cost $65,896) — 99.8%		111,193
Other assets in excess of liabilities — 0.2%		204
NET ASSETS - 100.00%		$111,397

(a)      Non-income producing security.

(b)      Rate disclosed is the daily yield on 7/31/15.

ADR—American Depositary Receipt

PLC—Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Select Fund	July 31, 2015
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (95.8%)
Communications Equipment (4.2%):
F5 Networks, Inc. (a)	980	$132

Consumer Discretionary (15.2%):
Advance Auto Parts, Inc.	586	102
H&R Block, Inc.	6,562	219
PVH Corp.	716	83
Starbucks Corp.	1,245	72
		476
Consumer Staples (8.5%):
CVS Caremark Corp.	1,181	133
Diageo PLC, ADR	1,186	133
		266
Financials (16.1%):
Bank of New York Mellon Corp.	3,743	162
Citigroup, Inc.	3,033	177
Progressive Corp.	5,459	167
		506
Health Care (7.7%):
Baxter International, Inc.	2,702	108
Medtronic PLC	1,721	135
		243
Industrials (12.0%):
Nielsen Holdings NV	1,998	97
Precision Castparts Corp.	709	138
United Parcel Service, Inc., Class B	1,365	140
		375
Internet Software & Services (10.1%):
Facebook, Inc., Class A (a)	1,170	110
Google, Inc., Class C (a)	328	205
		315
IT Services (5.4%):
Visa, Inc., Class A	2,253	170

Materials (6.9%):
Air Products & Chemicals, Inc.	844	120
Potash Corp. of Saskatchewan, Inc.	3,582	97
		217
Semiconductors & Semiconductor Equipment (2.9%):
Applied Materials, Inc.	5,141	89

Software (3.1%):
SAP SE, ADR	1,334	96

Technology Hardware, Storage & Peripherals (3.7%):
EMC Corp.	4,339	117
Total Common Stocks (Cost $2,702)		3,002
Investment Companies (4.5%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (b)	141,374	141
Total Investment Companies (Cost $141)		141
Total Investments (Cost $2,843) — 100.3%		3,143
Liabilities in excess of other assets — (0.3)%		(9)
NET ASSETS - 100.00%		$3,134

See notes to schedules of investments.

(a)      Non-income producing security.

(b)      Rate disclosed is the daily yield on 7/31/15.

ADR—American Depositary Receipt

PLC—Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Special Value Fund	July 31, 2015
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (99.0%)
Consumer Discretionary (15.6%):
Advance Auto Parts, Inc.	13,700	$2,387
H&R Block, Inc.	111,500	3,713
Hilton Worldwide Holdings, Inc. (a)	131,400	3,528
Johnson Controls, Inc.	61,400	2,797
Newell Rubbermaid, Inc.	55,000	2,380
PVH Corp.	12,400	1,439
Starbucks Corp.	33,200	1,923
Tractor Supply Co.	12,400	1,147
		19,314
Consumer Staples (6.4%):
CVS Caremark Corp.	30,000	3,374
Diageo PLC, ADR	16,200	1,819
Wal-Mart Stores, Inc.	38,370	2,762
		7,955
Energy (4.0%):
Occidental Petroleum Corp.	29,800	2,092
Schlumberger Ltd.	16,200	1,342
Weatherford International PLC (a)	139,000	1,484
		4,918
Financials (16.0%):
American Express Co.	22,200	1,689
Bank of America Corp.	172,000	3,075
Bank of New York Mellon Corp.	79,500	3,450
Citigroup, Inc.	94,300	5,514
Principal Financial Group, Inc.	37,800	2,098
Progressive Corp.	128,100	3,907
		19,733
Health Care (15.7%):
Abbott Laboratories	31,140	1,578
Baxter International, Inc.	37,800	1,515
Cardinal Health, Inc.	24,300	2,065
Celgene Corp. (a)	10,300	1,352
Eli Lilly & Co.	16,900	1,428
Medtronic PLC	47,800	3,748
Merck & Co., Inc.	38,900	2,294
Perrigo Co. PLC	9,940	1,910
Pfizer, Inc.	98,000	3,534
		19,424
Industrials (14.7%):
Danaher Corp.	21,000	1,923
General Electric Co.	123,200	3,216
Masco Corp.	108,200	2,855
Nielsen Holdings NV	48,400	2,345
Precision Castparts Corp.	16,400	3,197
Stanley Black & Decker, Inc.	19,000	2,004
United Parcel Service, Inc., Class B	25,500	2,610
		18,150
Information Technology (23.3%):
Apple, Inc.	17,120	2,077
Applied Materials, Inc.	121,600	2,111
Cisco Systems, Inc.	128,900	3,663
EMC Corp.	141,400	3,802
F5 Networks, Inc. (a)	21,500	2,884
Facebook, Inc., Class A (a)	31,800	2,990
Google, Inc., Class C (a)	7,987	4,997
SAP SE, ADR	25,000	1,792
Twitter, Inc. (a)	51,800	1,606

See notes to schedules of investments.

Security Description	Shares	Value
Visa, Inc., Class A	38,000	$2,863
		28,785
Materials (3.3%):
Air Products & Chemicals, Inc.	17,530	2,498
Potash Corp. of Saskatchewan, Inc.	57,800	1,571
		4,069
Total Common Stocks (Cost $118,655)		122,348
Investment Companies (1.2%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (b)	1,457,467	1,457
Total Investment Companies (Cost $1,457)		1,457
Total Investments (Cost $120,112) — 100.2%		123,805
Liabilities in excess of other assets — (0.2)%		(248)
NET ASSETS - 100.00%		$123,557

(a)      Non-income producing security.

(b)      Rate disclosed is the daily yield on 7/31/15.

ADR—American Depositary Receipt

PLC—Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Sycamore Established Value Fund	July 31, 2015
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (96.0%)
Consumer Discretionary (13.2%):
Dollar General Corp.	694,100	$55,785
Gannett Co., Inc. (a)	1,335,600	16,895
GNC Holdings, Inc.	840,100	41,341
Harley-Davidson, Inc.	530,713	30,941
Johnson Controls, Inc.	777,600	35,427
Nordstrom, Inc.	261,800	19,978
NVR, Inc. (a)	23,600	35,165
Panera Bread Co. (a)	205,700	41,987
Ross Stores, Inc.	351,500	18,686
TEGNA, Inc.	833,700	24,286
		320,491
Consumer Staples (6.8%):
Casey’s General Stores, Inc.	373,200	38,147
Flowers Foods, Inc.	1,586,475	34,363
Ingredion, Inc.	228,800	20,180
J.M. Smucker Co.	321,400	35,897
McCormick & Co., Inc.	445,200	36,511
		165,098
Energy (2.7%):
Devon Energy Corp.	749,500	37,040
Energen Corp.	510,800	28,196
		65,236
Financials (24.8%):
Aflac, Inc.	628,500	40,255
Alexandria Real Estate Equities, Inc.	490,000	45,428
Alleghany Corp. (a)	91,000	44,238
American Financial Group, Inc.	349,900	24,126
Citizens Financial Group, Inc.	1,848,900	48,201
DDR Corp.	2,568,000	41,858
Invesco Ltd.	860,400	33,212
Jones Lang LaSalle, Inc.	171,300	30,498
Markel Corp. (a)	24,600	21,888
Marsh & McLennan Cos., Inc.	476,100	27,585
Progressive Corp.	252,900	7,713
SunTrust Banks, Inc.	1,095,000	48,552
The Chubb Corp.	466,200	57,963
Unum Group	1,805,400	64,707
Waddell & Reed Financial, Inc.	610,200	27,404
Willis Group Holdings PLC	899,300	41,808
		605,436
Health Care (7.6%):
C.R. Bard, Inc.	198,700	39,074
DENTSPLY International, Inc.	827,400	47,088
Mednax, Inc. (a)	386,400	32,705
PerkinElmer, Inc.	549,900	29,101
St. Jude Medical, Inc.	487,500	35,987
		183,955
Industrials (13.5%):
Allison Transmission Holding, Inc.	951,392	27,762
Cintas Corp.	210,100	17,964
Hubbell, Inc., Class B	215,500	22,500
Ingersoll-Rand PLC	365,200	22,423
Kennametal, Inc.	649,200	20,573
Masco Corp.	1,801,300	47,536
Owens Corning, Inc.	733,400	32,893
Parker Hannifin Corp.	160,900	18,141
Republic Services, Inc.	742,400	31,574
Robert Half International, Inc.	179,200	9,861
Rockwell Automation, Inc.	292,100	34,112

See notes to schedules of investments.

Security Description	Shares	Value
Xylem, Inc.	1,267,700	$43,774
		329,113
Information Technology (14.1%):
Analog Devices, Inc.	382,900	22,335
Avnet, Inc.	759,372	31,689
Booz Allen Hamilton Holdings Corp.	1,407,100	39,019
Broadridge Financial Solutions, Inc.	550,800	29,892
Fidelity National Information Services, Inc.	559,000	36,575
Juniper Networks, Inc.	1,084,100	30,810
Keysight Technologies, Inc. (a)	1,097,000	33,502
KLA-Tencor Corp.	503,100	26,689
On Semiconductor Corp. (a)	2,435,200	25,862
Synopsys, Inc. (a)	768,800	39,086
Teradata Corp. (a)	822,500	30,523
		345,982
Materials (6.6%):
AptarGroup, Inc.	609,800	41,338
Avery Dennison Corp.	581,900	35,409
International Flavors & Fragrances, Inc.	184,900	21,373
Reliance Steel & Aluminum Co.	496,700	30,100
Scotts Co.	521,400	31,487
		159,707
Utilities (6.7%):
Alliant Energy Corp.	663,200	40,793
Atmos Energy Corp.	724,900	40,087
DTE Energy Co.	497,000	39,989
Xcel Energy, Inc.	1,189,900	41,254
		162,123
Total Common Stocks (Cost $1,921,005)		2,337,141
Exchange-Traded Funds (1.0%)
iShares® Russell Midcap Value Index Fund	319,500	23,384
Total Exchange-Traded Funds (Cost $13,335)		23,384
Investment Companies (2.5%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (b)	61,057,375	61,057
Total Investment Companies (Cost $61,057)		61,057
Total Investments (Cost $1,995,397) — 99.5%		2,421,582
Other assets in excess of liabilities — 0.5%		12,037
NET ASSETS - 100.00%		$2,433,619

(a)      Non-income producing security.

(b)      Rate disclosed is the daily yield on 7/31/15.

PLC—Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Sycamore Small Company Opportunity Fund	July 31, 2015
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (95.2%)
Consumer Discretionary (10.3%):
Big Lots, Inc.	717,900	$30,999
Buffalo Wild Wings, Inc. (a)	127,200	24,878
Caleres, Inc.	819,900	27,089
Callaway Golf Co.	2,907,200	26,630
Core-Mark Holding Co., Inc.	155,794	9,904
Culp, Inc.	81,625	2,469
La-Z-Boy, Inc.	1,089,580	27,675
Modine Manufacturing Co. (a)	1,678,916	17,007
Oxford Industries, Inc.	197,469	16,574
Steven Madden Ltd. (a)	521,900	21,753
The Men’s Wearhouse, Inc.	494,700	29,445
UniFirst Corp.	310,500	34,409
		268,832
Consumer Staples (4.1%):
Casey’s General Stores, Inc.	261,700	26,749
Flowers Foods, Inc.	1,875,900	40,632
Lancaster Colony Corp.	211,485	19,713
The Andersons, Inc.	512,600	19,120
		106,214
Energy (3.0%):
Delek US Holdings, Inc.	737,200	26,296
Helix Energy Solutions Group, Inc. (a)	2,196,800	18,387
Synergy Resources Corp. (a)	1,540,500	14,989
Unit Corp. (a)	942,800	18,602
		78,274
Financials (23.1%):
American Financial Group, Inc.	528,700	36,454
AMERISAFE, Inc.	244,225	12,223
Argo Group International Holdings	549,396	30,975
Associated Banc-Corp.	1,291,809	25,462
Brown & Brown, Inc.	1,184,300	39,615
Columbia Banking System, Inc.	1,206,300	39,555
Eagle BanCorp, Inc. (a)	728,700	32,354
FNB Corp.	2,814,000	38,805
HCC Insurance Holdings	300,000	23,148
Independent Bank Corp.	590,571	28,560
Infinity Property & Casualty Corp.	252,200	19,548
Lakeland Financial Corp.	427,800	18,199
LaSalle Hotel Properties	715,000	23,788
LTC Properties, Inc.	357,200	15,670
Old National Bancorp	2,138,800	30,777
PacWest Bancorp	608,700	28,177
Potlatch Corp.	862,600	30,200
South State Corp.	127,200	9,886
StanCorp Financial Group, Inc.	216,700	24,708
Sterling BanCorp/DE	2,509,900	37,372
Symetra Financial Corp.	1,626,900	40,738
Virtus Investment Partners, Inc.	140,700	17,005
		603,219
Health Care (8.8%):
Analogic Corp.	290,800	23,423
Bruker Corp. (a)	923,536	19,441
Haemonetics Corp. (a)	669,200	26,775
Hill-Rom Holdings, Inc.	305,500	17,117
ICU Medical, Inc. (a)	198,400	19,824
Integra Lifesciences Holdings (a)	492,400	31,578
Owens & Minor, Inc.	1,161,500	40,839
STERIS Corp.	221,128	15,287
VWR Corp. (a)	668,700	17,914
WellCare Health Plans, Inc. (a)	196,800	15,901
		228,099

See notes to schedules of investments.

Security Description	Shares	Value
Industrials (22.1%):
ABM Industries, Inc.	956,824	$31,537
Aerojet Rocketdyne Holdings, Inc. (a)	266,000	6,227
Altra Industrial Motion Corp.	867,321	22,030
Astec Industries, Inc.	435,900	17,135
AZZ, Inc.	345,300	17,869
Barnes Group, Inc.	1,006,700	39,192
Beacon Roofing Supply, Inc. (a)	946,600	33,131
Briggs & Stratton Corp.	867,700	16,035
Carlisle Cos., Inc.	254,784	25,799
Celadon Group, Inc.	724,300	15,717
Comfort Systems USA, Inc.	476,800	13,179
EMCOR Group, Inc.	919,300	43,969
Forward Air Corp.	410,800	19,944
FTI Consulting, Inc. (a)	553,000	22,629
Granite Construction, Inc.	900,462	30,634
Korn/Ferry International	793,500	26,566
Mueller Industries, Inc.	755,600	24,459
Primoris Services Corp.	120,100	2,180
Progressive Waste Solutions Ltd.	1,262,800	34,361
Quanex Building Products Corp.	1,199,400	24,084
Standex International Corp.	212,800	15,926
Sykes Enterprises, Inc. (a)	1,506,600	36,731
Watts Water Technologies, Inc., Class A	365,800	20,287
Werner Enterprises, Inc.	471,800	13,324
Woodward, Inc.	433,700	21,408
		574,353
Information Technology (12.4%):
Acxiom Corp. (a)	1,189,600	21,306
Anixter International, Inc. (a)	478,600	31,688
Diodes, Inc. (a)	785,400	17,428
Entegris, Inc. (a)	1,989,400	29,473
Ingram Micro, Inc. (a)	1,432,800	39,015
Littelfuse, Inc.	289,800	26,662
Mentor Graphics Corp.	747,600	19,505
Mesa Laboratories, Inc.	10,902	1,129
Microsemi Corp. (a)	742,200	24,448
Microstrategy, Inc., Class A (a)	103,800	21,159
MKS Instruments, Inc.	730,651	25,938
Plexus Corp. (a)	836,300	31,896
PTC, Inc. (a)	486,400	17,681
West Pharmaceutical Services, Inc.	257,100	15,393
		322,721
Materials (7.5%):
Cabot Corp.	696,433	24,501
Calgon Carbon Corp.	1,412,291	24,983
Compass Minerals International, Inc.	351,300	28,104
H.B. Fuller Co.	554,700	22,221
Hawkins, Inc.	249,300	9,094
Kaiser Aluminum Corp.	250,900	21,189
Olin Corp.	1,291,464	29,691
Orion Engineered Carbons SA	927,498	17,298
Sensient Technologies Corp.	281,856	19,276
		196,357
Utilities (3.9%):
ALLETE, Inc.	560,300	27,057
El Paso Electric Co.	754,500	27,486
NorthWestern Corp.	515,500	27,755
Piedmont Natural Gas Co., Inc.	526,000	19,993
		102,291
Total Common Stocks (Cost $2,122,041)		2,480,360

See notes to schedules of investments.

Security Description	Shares	Value
Exchange-Traded Funds (1.0%)
iShares® Russell 2000 Value Index Fund	255,200	$25,142
Total Exchange-Traded Funds (Cost $22,082)		25,142
Investment Companies (4.1%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (b)	105,914,487	105,914
Total Investment Companies (Cost $105,914)		105,914
Total Investments (Cost $2,250,037) — 100.3%		2,611,416
Liabilities in excess of other assets — (0.3)%		(6,739)
NET ASSETS - 100.00%		$2,604,677

(a)      Non-income producing security.

(b)      Rate disclosed is the daily yield on 7/31/15.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Expedition Emerging Markets Small Cap Fund	July 31, 2015
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (95.9%)
Bermuda (1.4%):
Consumer Discretionary (1.4%):
Texwinca Holdings Ltd. (b)	158,000	$192

Brazil (2.1%):
Financials (1.3%):
Valid Solucoes SA	12,120	176

Health Care (0.8%):
Qualicorp SA	19,860	117
		293
Cayman Islands (5.3%):
Consumer Discretionary (1.2%):
Nexteer Automotive Group Ltd.	172,000	163

Consumer Staples (1.0%):
Nagacorp Ltd.	170,000	138

Industrials (1.5%):
EVA Precision Industrial Holdings Ltd.	706,000	203

Information Technology (0.8%):
China Fiber Optic Network System Group Ltd. (b)	547,200	114

Materials (0.8%):
Yeong Guan Energy Technology Group Co. Ltd.	19,000	114
		732
China (5.2%):
Consumer Discretionary (2.5%):
Cosmo Lady (China) Holdings Co. Ltd.	156,000	167
Shenzhou International Group	33,000	174
		341
Energy (1.3%):
Hilong Holdings Ltd.	689,000	177

Health Care (0.2%):
China Animal Healthcare Ltd. (b)(c)	60,000	31

Industrials (1.2%):
Boer Power Holdings Ltd.	90,000	171
		720
Hong Kong (7.0%):
Consumer Discretionary (2.3%):
Haier Electronics Group Co. Ltd.	69,000	162
Melco International Development Ltd.	90,000	154
		316
Energy (1.4%):
NewOcean Energy Holdings Ltd.	450,000	202

Information Technology (2.4%):
PAX Global Technology Ltd. (b)	116,000	185
Tongda Group Holdings Ltd.	890,000	150
		335
Telecommunication Services (0.9%):
Citic Telecom International Holdings Ltd.	278,000	127
		980
India (15.2%):
Consumer Staples (2.5%):
CCL Products India Ltd.	46,843	177
Kaveri Seed Co. Ltd.	14,816	172
		349
Financials (2.2%):
Dewan Housing Finance Corp. Ltd.	22,240	168

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
IIFL Holdings Ltd.	47,624	$146
		314
Health Care (4.1%):
Ajanta Pharma Ltd.	5,728	141
Marksans Pharma Ltd.	136,835	223
Torrent Pharmaceuticals Ltd.	8,977	202
		566
Industrials (4.5%):
Ashoka Buildcon Ltd.	60,237	173
Eveready Industries India Ltd. (b)	29,729	153
Kajaria Ceramics Ltd. (b)	13,827	161
Simplex Infrastructures Ltd.	23,151	135
		622
Materials (1.9%):
Aarti Industries Ltd.	13,723	90
Sharda Cropchem Ltd. (b)	32,174	171
		261
		2,112
Indonesia (6.1%):
Consumer Discretionary (2.4%):
PT Matahari Department Store TBK	113,400	146
PT Pan Brothers TBK	4,031,000	197
		343
Industrials (1.2%):
PT Pembangunan Perumahan Persero TBK	562,800	162

Materials (1.4%):
PT Wijaya Karya Beton TBK	2,325,088	193

Telecommunication Services (1.1%):
PT Tower Bersama Infrastructure TBK (b)	255,600	158
		856
Jersey (1.3%):
Health Care (1.3%):
Integrated Diagnostics Holdings PLC (b)	28,992	185

Korea, Republic Of (17.1%):
Consumer Discretionary (7.5%):
CJ CGV Co. Ltd.	1,618	162
Hanssem Co. Ltd.	830	210
Hotel Shilla Co. Ltd.	1,429	154
KT Skylife Co. Ltd.	7,268	148
Loen Entertainment, Inc.	2,560	195
Seoul Auction Co. Ltd.	9,864	178
		1,047
Consumer Staples (2.2%):
Cosmax, Inc.	913	158
Muhak Co. Ltd. (b)	3,102	142
		300
Health Care (2.8%):
Medy-Tox, Inc.	448	204
Osstem Implant Co. Ltd. (b)	3,652	187
		391
Industrials (2.4%):
COSON Co. Ltd. (b)	4,919	134
KEPCO Plant Service & Engineering Co. Ltd.	1,952	196
		330
Information Technology (1.3%):
Isc Co. Ltd.	4,961	187

Materials (0.9%):
Sansung Life & Science Co. Ltd. (b)	1,908	120
		2,375

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Malaysia (5.2%):
Consumer Discretionary (1.0%):
Prestariang Berhad	220,700	$138

Industrials (1.3%):
Karex Berhad	200,738	182

Information Technology (1.8%):
GHL Systems Berhad (b)	354,850	103
Unisem (M) Berhad	243,800	144
		247
Materials (1.1%):
Cahya Mata Sarawak Berhad	100,100	153
		720
Philippines (2.2%):
Consumer Staples (1.0%):
Robinsons Retail Holdings, Inc.	85,000	140

Industrials (1.2%):
Concepcion Industrial Corp.	140,400	169
		309
Poland (1.9%):
Industrials (1.9%):
Kruk SA	3,032	139
PKP Cargo SA	6,196	132
		271
Singapore (1.1%):
Materials (1.1%):
Midas Holdings Ltd.	666,200	153

South Africa (3.2%):
Consumer Discretionary (1.0%):
Mr Price Group Ltd.	6,922	138

Consumer Staples (2.2%):
Clicks Group Ltd.	21,226	162
Tiger Brands Ltd.	6,586	148
		310
		448
Taiwan (10.4%):
Consumer Discretionary (3.5%):
Hota Industrial Manufacturing Co. Ltd.	52,254	155
Nan Liu Enterprise Co. Ltd.	28,000	141
Poya Co. Ltd.	17,281	195
		491
Health Care (0.7%):
Intai Technology Corp.	26,000	92

Industrials (3.1%):
King Slide Works Co. Ltd.	8,000	92
San Shing Fastech Corp.	64,450	156
Sporton International, Inc. (b)	29,000	178
		426
Information Technology (3.1%):
ADLINK Technology, Inc.	62,114	170
CHIPBOND Technology Corp.	77,000	115
Wistron NeWeb Corp.	59,000	147
		432
		1,441

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Fair Value(a)
Taiwan, Province of China (2.6%):
Consumer Discretionary (1.4%):
Eclat Textile Co. Ltd.	8,000	$118
Feng Tay Enterparise Co. Ltd.	15,000	84
		202
Consumer Staples (1.2%):
Makalot Industrial Co. Ltd. (b)	19,000	162
		364
Thailand (4.3%):
Consumer Discretionary (2.2%):
Major Cineplex Group PLC	179,851	167
MC Group Public Co. Ltd. - NVDR	372,800	144
		311
Consumer Staples (0.9%):
Thai Union Frozen Products Public Co. Ltd.	239,000	128

Health Care (1.2%):
Chularat Hospital Public Co. Ltd. - NVDR	2,957,400	164
		603
Turkey (2.1%):
Consumer Discretionary (1.1%):
Tofas Turk Otomobil Fabrikasi As	24,504	161

Materials (1.0%):
Akcansa Cimento	23,849	135
		296
United Arab Emirates (2.2%):
Consumer Staples (1.0%):
Agthia Group PJSC	68,763	144

Health Care (1.2%):
NMC Health PLC	11,541	159
		303
Total Common Stocks (Cost $12,711)		13,353
Rights (0.0%)(d)
Korea, Republic Of (0.0%):(d)
Information Technology (0.0%):(d)
ISC Co. Ltd. Expires 09/09/15 @ $26.24 (b)	417	4
Total Rights (Cost $—)		4
Exchange-Traded Funds (1.5%)
United States (1.5%):
iShares® MSCI Emerging Markets Small-Cap ETF	4,559	204
Total Exchange-Traded Funds (Cost $214)		204
Cash Equivalents (1.8%)
United States (1.8%):
Citibank Money Market Deposit Account, 0.02% (e)	$259	259
Total Cash Equivalents (Cost $259)		259
Total Investments (Cost $13,184) — 99.2%		13,820
Other assets in excess of liabilities — 0.8%		108
NET ASSETS - 100.00%		$13,928

See notes to schedules of investments.

(a)                                 All securities, except those traded on exchanges in the United States (including ADRs) and Brazil were fair valued at 7/31/15.

(b)                                 Non-income producing security.

(c)                                  The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. At July 31, 2015, illiquid securities were 0.22% of the Fund’s net assets.

(d)                                 Amount represents less than 0.05% of net assets.

(e)                                  Rate periodically changes. Rate disclosed is the daily yield on 7/31/15.

ETF—Exchange-Traded Fund

NVDR—Non-Voting Depository Receipt

PLC—Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Newbridge Global Equity Fund	July 31, 2015
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (96.3%)
Australia (0.7%):
Financials (0.7%):
Dexus Property Group	16,925	$96

Belgium (4.6%):
Consumer Staples (1.1%):
Anheuser-Busch InBev NV	1,221	145

Financials (3.5%):
Ageas	6,863	282
KBC Groep NV	2,750	192
		474
		619
Brazil (1.2%):
Consumer Staples (1.2%):
Ambev SA, ADR	27,180	154

Canada (2.3%):
Consumer Discretionary (0.9%):
Magna International, Inc.	2,102	114

Consumer Staples (1.4%):
Alimentation Couche-Tard, Inc., Class B	4,328	193
		307
China (1.1%):
Information Technology (1.1%):
Tencent Holdings Ltd.	7,600	142

Denmark (2.1%):
Health Care (2.1%):
Novo Nordisk A/S, Class B	4,792	283

Finland (1.1%):
Financials (1.1%):
Sampo Oyj, Class A	3,003	148

France (1.1%):
Consumer Discretionary (1.1%):
Valeo SA	1,104	147

Germany (2.0%):
Consumer Discretionary (0.6%):
Continental AG	328	73

Financials (1.4%):
Allianz SE	1,151	189
		262
Hong Kong (1.8%):
Financials (1.8%):
AIA Group Ltd.	36,000	234

Ireland (2.5%):
Health Care (1.1%):
Shire PLC	1,683	150

Industrials (1.4%):
Experian PLC	10,157	190
		340

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Ireland (Republic of) (1.2%):
Information Technology (1.2%):
Accenture PLC, Class A	1,577	$163

Italy (1.8%):
Energy (1.8%):
Eni SpA	13,391	234

Japan (8.0%):
Consumer Discretionary (2.8%):
Panasonic Corp.	14,400	169
Toyota Motor Corp.	3,000	200
		369
Consumer Staples (0.7%):
LAWSON, Inc.	1,300	97

Financials (2.0%):
Sumitomo Mitsui Financial Group, Inc.	5,900	265

Health Care (0.8%):
SUZUKEN Co., Ltd.	3,100	110

Industrials (1.0%):
ITOCHU Corp.	10,900	134

Telecommunication Services (0.7%):
NIPPON TELEGRAPH AND TELEPHONE Corp.	2,500	97
		1,072
Netherlands (4.4%):
Energy (1.5%):
Royal Dutch Shell PLC	6,877	200

Information Technology (1.2%):
NXP Semiconductor NV (b)	1,610	156

Materials (1.7%):
LyondellBasell Industries NV, Class A	2,450	230
		586
Singapore (1.4%):
Financials (1.4%):
DBS Group Holdings Ltd.	12,688	188

South Africa (0.8%):
Consumer Discretionary (0.8%):
Steinhoff International Holdings Ltd.	18,540	113

Sweden (0.5%):
Financials (0.5%):
Svenska Handelsbanken AB	4,419	68

Switzerland (5.6%):
Financials (2.8%):
ACE Ltd.	927	101
Swiss Re AG	3,002	270
		371
Health Care (2.1%):
Roche Holding AG	948	273

Information Technology (0.7%):
TE Connectivity Ltd.	1,605	98
		742
Taiwan, Province of China (1.9%):
Financials (0.8%):
Fubon Financial Holding Co. Ltd.	61,000	111

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Information Technology (1.1%):
Hon Hai Precision Industry Co. Ltd.	50,000	$143
		254
Turkey (1.0%):
Industrials (1.0%):
TAV Havalimanlari Holding AS	17,154	131

United Arab Emirates (1.3%):
Financials (1.3%):
Dubai Islamic Bank	83,153	170

United Kingdom (3.8%):
Consumer Discretionary (1.6%):
British Sky Broadcasting Group PLC	8,499	151
Delphi Automotive PLC	852	67
		218
Consumer Staples (1.4%):
Unilever PLC	4,028	183

Materials (0.8%):
BHP Billiton PLC	5,493	101
		502
United States (44.1%):
Consumer Discretionary (7.3%):
Dollar General Corp.	1,304	105
Foot Locker, Inc.	1,623	114
Starbucks Corp.	1,344	78
The Home Depot, Inc.	3,129	366
The Walt Disney Co.	2,540	305
		968
Consumer Staples (4.7%):
Costco Wholesale Corp.	1,289	187
CVS Caremark Corp.	1,750	197
The Kroger Co.	6,288	247
		631
Energy (2.0%):
Chevron Corp.	1,319	117
Valero Energy Corp.	2,224	146
		263
Financials (3.5%):
American International Group, Inc.	2,552	164
The Goldman Sachs Group, Inc.	1,492	306
		470
Health Care (10.2%):
Anthem, Inc.	1,581	244
Celgene Corp. (b)	1,124	147
Cerner Corp. (b)	2,376	170
DaVita Healthcare Partners, Inc. (b)	2,379	188
Gilead Sciences, Inc.	1,515	179
Health Net, Inc. (b)	3,700	247
McKesson Corp.	833	184
		1,359
Industrials (4.4%):
General Dynamics Corp.	1,666	248
Orbital ATK, Inc.	1,038	74
The Boeing Co.	937	135
United Parcel Service, Inc., Class B	1,194	122
		579
Information Technology (8.9%):
Apple, Inc.	3,101	376
Cisco Systems, Inc.	3,898	111
Electronic Arts, Inc. (b)	1,486	106
Google, Inc., Class C (b)	300	188

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Fair Value(a)
Skyworks Solutions, Inc.	1,717	$164
Visa, Inc., Class A	3,268	246
		1,191
Materials (3.1%):
Crown Holdings, Inc. (b)	1,649	85
Graphic Packaging Holding Co.	13,964	211
Westlake Chemical Corp.	1,937	121
		417
		5,878
Total Common Stocks (Cost $11,226)		12,833

Exchange Traded Funds (1.6%)
Australia (0.8%):
Vanguard® Australian Shares Index ETF	1,947	103

United States (0.8%):
iShares® MSCI India ETF	3,620	112
Total Exchange Traded Funds (Cost $229)		215

Cash Equivalents (1.6%)
United States (1.6%):
Citibank Money Market Deposit Account, 0.02% (c)	$214	214
Total Cash Equivalents (Cost $214)		214
Total Investments (Cost $11,669) — 99.5%		13,262
Other assets in excess of liabilities — 0.5%		63
NET ASSETS - 100.00%		$13,325

(a)                                 All securities, except those traded on exchanges in the United States (including ADRs), Brazil, Canada, Ireland (Republic of), NXP Semiconductor NV and LyondellBasell Industries NV, Class A listed under Netherlands, Ace Ltd. and TE Connectivity, Ltd. listed under Switzerland and Delphi Automotive PLC under United Kingdom were fair valued at 7/31/15.

(b)                                 Non-income producing security.

(c)                                  Rate periodically changes. Rate disclosed is the daily yield on 7/31/15.

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

PLC—Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Fund for Income	July 31, 2015
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount		Value
Government National Mortgage Association (81.9%)
Multi-family (4.6%):
Collateralized Mortgage Obligations (4.2%):
Government National Mortgage Assoc.
Series 2007-46, Class D, 5.34%(a), 5/16/46	$502		$503
Series 2010-122, Class AC, 7.00%, 2/16/40	1,352		1,358
Series 2010-136, Class BH, 7.00%, 11/16/40	4,800		5,270
Series 2010-140, Class AC, 7.00%, 12/16/37	4,001		4,121
Series 2010-148, Class AC, 7.00%(a), 12/16/50	—	(b)	—	(b)
Series 2010-155, Class BH, 7.00%, 6/16/39	7,348		7,669
Series 2011-166, Class NT, 7.76%(a), 11/20/31	2,278		2,796
Series 2012-33, Class AB, 7.00%, 3/16/46	7,276		8,181
Series 2012-67, Class AF, 7.00%, 4/15/44	2,689		2,887
Series 2015-55, Class LJ, 8.07%, 6/20/39	3,091		3,675
			36,460
Pass-throughs (0.4%):
Government National Mortgage Assoc.
7.49%, 8/15/20 - 11/15/20	259		267
7.50%, 8/15/21	132		142
6.00%, 1/15/22	135		149
7.92%, 7/15/23	462		473
8.60%, 5/15/27	431		433
7.75%, 6/15/30 - 9/15/33	768		781
8.25%, 9/15/30	230		235
8.00%, 1/15/31 - 11/15/33	1,371		1,405
			3,885
Single Family (77.3%):
Collateralized Mortgage Obligations (4.6%):
Government National Mortgage Assoc.
Series 1994-7, Class PQ, 6.50%, 10/16/24	446		509
Series 1997-8, Class PN, 7.50%, 5/16/27	70		80
Series 1998-14, Class PH, 6.50%, 6/20/28	242		283
Series 1998-19, Class ZA, 6.50%, 4/20/28	67		78
Series 1998-23, Class ZB, 6.50%, 6/20/28	124		144
Series 1999-4, Class ZB, 6.00%, 2/20/29	640		721
Series 1999-40, Class ZW, 7.50%, 11/20/29	235		274
Series 2000-9, Class Z, 8.00%, 6/20/30	109		131
Series 2001-10, Class PE, 6.50%, 3/16/31	425		486
Series 2001-15, Class ZH, 6.00%, 4/20/31	481		537
Series 2001-21, Class PE, 6.50%, 5/16/31	367		420
Series 2001-41, Class PC, 6.50%, 8/20/31	149		151
Series 2002-22, Class GF, 6.50%, 3/20/32	75		88
Series 2002-33, Class ZJ, 6.50%, 5/20/32	212		250
Series 2002-40, Class UK, 6.50%, 6/20/32	321		376
Series 2002-45, Class QE, 6.50%, 6/20/32	133		156
Series 2002-47, Class ZA, 6.50%, 7/20/32	410		480
Series 2005-72, Class H, 11.50%, 11/16/17	8		8
Series 2005-74, Class HB, 7.50%, 9/16/35	188		219
Series 2012-106, Class JM, 7.31%(a), 10/20/34	1,845		2,257
Series 2012-30, Class WB, 7.17%(a), 11/20/39	8,928		10,523
Series 2013-190, Class KT, 8.34%(a), 9/20/30	6,212		6,944
Series 2013-51, Class BL, 6.09%(a), 4/20/34	5,049		5,737
Series 2013-64, Class KY, 6.95%(a), 12/20/38	3,741		4,402
Series 2013-70, Class KP, 7.21%(a), 2/20/39	3,493		4,133
Series 2014-74, Class PT, 7.63%(a), 5/16/44	793		936
			40,323
Pass-throughs (72.7%):
Government National Mortgage Assoc.
7.00%, 4/15/16 - 10/20/38 (c)(d)	157,553		190,092
8.75%, 3/20/17	5		5
8.00%, 7/20/17 - 4/15/38	58,651		73,095
9.00%, 11/15/17 - 10/15/29	606		683

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value
9.50%, 10/15/18 - 7/15/25	$4	$4
7.75%, 11/15/20	908	993
7.50%, 12/20/22 - 4/20/43	79,684	97,330
7.13%, 3/15/23 - 7/15/25	3,185	3,574
6.00%, 9/20/23 - 6/15/40	47,783	55,898
10.00%, 4/15/25 - 2/15/26	6,793	7,611
6.50%, 12/15/25 - 3/1/43	171,137	201,560
8.50%, 11/20/31 - 2/15/32	4,269	4,999
5.50%, 7/20/33	667	755
		636,599
Total Government National Mortgage Association (Cost $709,361)		717,267

U.S. Treasury Obligations (17.4%)
U.S. Treasury Bills, 0.07%, 12/24/15 (e)	10,916	10,911
U.S. Treasury Bonds
8.88%, 8/15/17	66,422	77,392
9.13%, 5/15/18	52,366	64,234
Total U.S. Treasury Obligations (Cost $152,300)		152,537

Investment Companies (0.0%)(f)
Federated U.S. Treasury Cash Reserve Fund, 0.00% (g)	99,637	100
Total Investment Companies (Cost $100)		100
Total Investments (Cost $861,761) — 99.3%		869,904
Other assets in excess of liabilities — 0.7%		6,197
NET ASSETS - 100.00%		$876,101

(a)      Variable or Floating-Rate Security. Rate disclosed is as of 7/31/15.

(b)      Rounds to less than $1.

(c)       All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(d)      Security purchased on a when-issued basis.

(e)       Rate represents the effective yield at purchase.

(f)       Amount represents less than 0.05% of net assets.

(g)       Rate disclosed is the daily yield on 7/31/15.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
National Municipal Bond Fund	July 31, 2015
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (93.5%)
Alabama (4.4%):
Jacksonville State University Revenue, 4.00%, 12/1/15, AGM	$450	$455
Shelby County Board of Education Revenue, Prerefunded-Capital Outlay School Warrants, 4.00%, 2/1/17, AGM, ETM	565	594
Shelby County Board of Education Revenue, Unrefunded-Capital Outlay School Warrants, 4.00%, 2/1/17, AGM	440	461
Troy Alabama, Warrants, GO, 4.00%, 7/1/35, Callable 7/1/25 @ 100, BAM	740	744
Troy University Alabama Facilities Revenue
Series A, 3.75%, 11/1/30, Callable 5/1/25 @ 100, BAM	710	708
Series A, 4.00%, 11/1/36, Callable 5/1/25 @ 100, BAM	410	411
		3,373
Alaska (0.7%):
Alaska Industrial Development & Export Authority Revenue, Greater Fairbanks, Series A, 5.13%, 4/1/19, AGM	500	565

Arizona (1.7%):
City of Cottonwood Arizona Pledged Revenue
2.00%, 7/1/18, AGM	375	382
2.00%, 7/1/19, AGM	200	204
2.50%, 7/1/21, AGM (a)	400	408
Maricopa County Elementary School District Number 38, Madison Elementary School Improvements Project 2009, Series B, GO, 4.00%, 7/1/20, AGM	250	278
		1,272
California (3.1%):
Beaumont Unified School District, Series C, GO, 5.25%, 8/1/31, Callable 8/1/21 @ 100, AGM	1,000	1,117
Denair Unified School District, Election 2007, GO, 5.25%, 8/1/41, Callable 8/1/21 @ 100, AGM (b)	270	294
Gold Oak Unified School District
Series A, GO, 5.38%, 8/1/28, Callable 8/1/19 @ 100, AGM	255	289
Series A, GO, 5.60%, 8/1/33, Callable 8/1/19 @ 100, AGM	590	672
		2,372
Colorado (1.8%):
Colorado Health Facilities Authority Revenue, Hospital NCMC, Inc. Project, Series B, 5.50%, 5/15/30, Callable 5/15/19 @ 100, AGM	350	388
Commerce City Colorado Sales & Use Tax Revenue, 2.00%, 8/1/20, BAM	500	508
State Springs Hospital Revenue, 4.00%, 12/15/15, AGM	500	507
		1,403
Florida (15.5%):
City of Miami Beach Florida Stormwater Revenue, 4.00%, 9/1/45, Callable 9/1/25 @ 100 (c)	360	356
Florida State Board of Education, Series A, GO, 5.00%, 6/1/20	5,000	5,863
Florida State Governmental Utility Authority Revenue, Lehigh Utility System
5.00%, 10/1/25, Callable 10/1/24 @ 100, AGM (a) (b)(c)	790	924
5.00%, 10/1/31, Callable 10/1/24 @ 100, AGM (b)	300	339
Miami-Dade County Florida Water & Sewer Revenue
Series A, 5.00%, 10/1/42, Callable 10/1/22 @ 100 (b)	1,000	1,102
Series B, 5.25%, 10/1/20, AGM	1,050	1,235
Palm Beach County Health Facilities Authority Revenue, Bethesda Healthcare System, Inc. Project, Series A, 3.75%, 7/1/17, AGM	1,550	1,629
Pasco County Florida Water & Sewer Revenue, Series B, 5.00%, 10/1/44, Callable 10/1/24 @ 100 (b)	500	561
		12,009
Georgia (1.3%):
Georgia State, Series B, GO, 5.00%, 7/1/17, Callable 8/12/15 @ 100	1,000	1,001

Illinois (1.4%):
Cook County Illinois School District Number 101 Western Springs, Alternative Revenue Source, Series B, GO, 4.25%, 11/1/38, Callable 11/1/23 @ 100 (b)	1,095	1,122

See notes to schedules of investments.

Security Description	Principal Amount	Value
Indiana (3.9%):
Carlisle-Sullivan School Building Corp. Revenue, First Mortgage, 4.50%, 1/15/17, AGM/State Aid Withholding	$250	$264
Franklin Township Multi-School Building Corp. Revenue, First Mortgage, 4.00%, 1/10/19, State Aid Withholding	1,000	1,093
Indianapolis Local Public Improvement Bond Bank Revenue, Water Works Project, Series A, 5.50%, 1/1/38, Callable 1/1/19 @ 100, AGM	1,500	1,690
		3,047
Kansas (2.0%):
Washburn University Kansas Revenue, Series A, 4.00%, 7/1/41, Callable 7/1/25 @ 100	1,000	1,006
Wichita Hospital Revenue, VIA Christi Health System, Inc., 4.00%, 11/15/18, Prerefunded, ETM	500	548
		1,554
Maryland (1.9%):
Maryland State Health & Higher Educational Facilities Authority Revenue, LifeBridge Health Obligated Group, 4.13%, 7/1/47, Callable 7/1/25 @ 100	1,500	1,464

Michigan (4.5%):
Comstock Park Public Schools, School Building & Site, Series B, GO, 5.00%, 5/1/30, Callable 5/1/21 @ 100, Q-SBLF (b)	200	220
Farmington Michigan Public School District, School Building & Site, GO, 5.00%, 5/1/35, Callable 5/1/25 @ 100, AGM	500	556
Fraser Public School District, School Building & Site, Series A, GO, 5.50%, 5/1/41, Callable 5/1/21 @ 100, Q-SBLF	1,250	1,431
Michigan State Building Authority Revenue, Facilities Program, Series I, 4.00%, 4/15/40, Callable 10/15/25 @ 100 (c)	500	498
South Haven Michigan Public Schools, School Building & Site, Series B, GO, 5.00%, 5/1/40, Callable 5/1/25 @ 100, AGM	750	834
		3,539
Minnesota (4.7%):
Lakeville Minnesota Independent School District Number 194, Series D, GO, 5.00%, 2/1/20, Student Credit Program	500	580
Minnesota Agricultural & Economic Development Board Revenue, Essentia Health, Series C-1, 5.50%, 2/15/25, Callable 2/15/20 @ 100, AGM	555	630
Minnesota Revenue, 4.00%, 6/1/16, AGM	325	335
Saint Louis County Minnesota Independent School District Number 2142, School Building
Series A, GO, 3.00%, 2/1/20, Student Credit Program	500	534
Series A, GO, 4.00%, 2/1/22, Student Credit Program	1,500	1,677
		3,756
Nebraska (0.3%):
University of Nebraska Lincoln Student Fees & Facilities Revenue, Series A, 4.00%, 7/1/45, Callable 7/1/25 @ 100	250	252

New Jersey (1.8%):
New Jersey Transportation Trust Fund Authority Revenue, Series A, 5.50%, 12/15/38, Callable 12/15/18 @ 100, AGM	1,300	1,436

New York (3.0%):
Niagara Falls Bridge Commission Revenue, Series A, 4.00%, 10/1/19, AGM	900	962
State Dormitory Authority Revenues, Personal Income Tax, Series B, 3.25%, 2/15/17	1,335	1,390
		2,352
Ohio (5.3%):
Columbus Ohio, Series B, GO, 3.00%, 7/1/19	2,800	3,008
Delaware City Ohio School District, School Facilities Construction & Improvement, GO, 5.25%, 12/1/43, Callable 6/1/23 @ 100 (a) (b)	1,000	1,126
		4,134
Pennsylvania (3.6%):
Delaware County Pennsylvania Regional Water Quality Control Authority Sewer Revenue, 5.00%, 5/1/40, Callable 5/1/25 @ 100	1,000	1,110
Easton Area School District, GO, 5.20%, 4/1/28, Callable 4/1/18 @ 100, AGM/State Aid Withholding	500	547

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value
Pennsylvania State, Series 1, GO, 5.00%, 7/1/22	$1,000	$1,166
		2,823
Tennessee (0.7%):
Memphis Tennessee State, General Improvement, Series B, GO, 4.25%, 4/1/44, Callable 4/1/24 @ 100 (b)	500	518

Texas (27.6%):
Bullard Texas Independant School Disttrict, School Building, GO, 4.00%, 2/15/45, Callable 2/15/25 @ 100, PSF-GTD (c)	1,000	997
China Spring Texas Independent School District, School Building, GO, 5.00%, 8/15/43, Callable 8/15/22 @ 100, PSF-GTD (b)	1,000	1,111
Cypress-Fairbanks Independent School District, GO, 5.00%, 2/15/21, PSF-GTD	1,910	2,244
Denver City Independent School District, GO, 2.00%, 2/15/16, Callable 9/14/15 @ 100, PSF-GTD	580	581
Forney Independent School District, School Building, Series A, GO, 6.00%, 8/15/37, Callable 8/15/18 @ 100, PSF-GTD (a)	850	978
Frisco Independent School District, School Building, Series A, GO, 6.00%, 8/15/38, Callable 8/15/18 @ 100, PSF-GTD (a)	1,500	1,711
Garland Texas Independent School District
Series A, GO, 3.00%, 2/15/20, Callable 9/14/15 @ 100, PSF-GTD (b)	550	551
Series A, GO, 3.00%, 2/15/22, Callable 9/14/15 @ 100, PSF-GTD (b)	725	727
Grand Prairie Independent School District
GO, 4.00%, 2/15/20, PSF-GTD	1,275	1,418
GO, 5.00%, 2/15/21, PSF-GTD	1,285	1,508
Humble Independent School District, School Building
Series A, GO, 3.00%, 2/15/19, PSF-GTD	765	814
Series B, GO, 5.00%, 2/15/19, PSF-GTD	1,275	1,445
Laredo Community College District Revenue, 5.00%, 8/1/30, Callable 8/1/20 @ 100, AGM	725	818
Mineral Wells Texas Independent School District, School Building, GO, 5.00%, 2/15/44, Callable 2/15/23 @ 100, PSF-GTD (b)	1,000	1,105
Plano Independent School District, GO, 5.00%, 2/15/20, PSF-GTD (a)	3,055	3,546
Spring Independent School District, GO, 3.00%, 8/15/19, PSF-GTD	1,000	1,070
Whitney Texas Independent School District, School Building, GO, 4.00%, 8/15/45, Callable 8/15/25 @ 100, PSF-GTD (c)	1,000	997
		21,621
Washington (1.4%):
Snohomish County Washington Public Utility District #1 Electric Revenue, 5.00%, 12/1/40, Callable 12/1/25 @ 100	1,000	1,129

West Virginia (0.6%):
Parkersburg West Virginia Waterworks & Sewage System Revenue, Series B, 2.00%, 8/1/20, BAM	500	500

Wisconsin (2.3%):
Public Finance Authority Winconsin Hospital Revenue, Renown Regional Medical Centre, Series A, 4.25%, 6/1/41, Callable 6/1/25 @ 100	750	725
Wisconsin State, Series B, GO, 5.00%, 5/1/18	1,000	1,112
		1,837
Total Municipal Bonds (Cost $68,949)		73,079
Investment Companies (10.4%)
Federated Tax-Free Obligations Fund, Institutional Shares, 0.01% (d)	8,091,095	8,091
Total Investment Companies (Cost $8,091)		8,091
Total Investments (Cost $77,040) — 103.9%		81,170
Liabilities in excess of other assets — (3.9)%		(3,027)
NET ASSETS - 100.00%		$78,143

See notes to schedules of investments.

(a)           All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(b)           Continuously callable with 30 days notice.

(c)           Security purchased on a when-issued basis.

(d)           Rate disclosed is the daily yield on 7/31/15.

AGM—Assured Guaranty Municipal Corporation

BAM—Build America Mutual Assurance Co.

ETM—Escrowed to Maturity

GO—General Obligation

PSF-GTD—Public School Fund Guaranteed

Q-SBLF—Qualified-School Board Loan

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Ohio Municipal Bond Fund	July 31, 2015
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (97.0%)
General Obligations (53.6%):
County, City & Special District (14.8%):
Columbus, Series A, 5.00%, 6/1/19	$2,000	$2,296
Greene County, Water System, 4.50%, 12/1/35, Callable 12/1/20 @ 100	560	594
Mahoning County, 5.50%, 12/1/23, Callable 12/1/18 @ 100, AGM	1,085	1,228
Summit County
Series R, 5.50%, 12/1/16, FGIC	535	571
Series R, 5.50%, 12/1/17, FGIC (a)	930	1,032
Series R, 5.50%, 12/1/18, FGIC	1,095	1,259
		6,980
Hospitals, Nursing Homes & Health Care (2.4%):
Lucas County Hospital Revenue, Promedica Health Care, Series D, 5.00%, 11/15/29, Callable 11/15/21 @ 100	1,000	1,125

Public Improvements (2.2%):
Richland County, Correctional Facilities Improvement
5.00%, 12/1/16, AGM	185	196
5.88%, 12/1/24, Callable 12/1/18 @ 100, AGM	350	406
Toledo, 5.13%, 12/1/21, Callable 12/1/18 @ 100, AGM(a)	400	447
		1,049
Schools & Educational Services (31.2%):
Ayersville Ohio Local School District, School Facilities & Construction, 5.00%, 11/1/40, Callable 5/1/22 @ 100	1,000	1,103
Brooklyn City School District, School Improvement, 5.25%, 12/1/43, Callable 12/1/20 @ 100, AGM(b)	2,000	2,278
Carey Exempted Village School District, 5.13%, 11/1/39, Callable 11/1/21 @ 100(b)	350	386
Delaware City School District, School Facilities Construction & Improvement, 5.25%, 12/1/38, Callable 6/1/23 @ 100(b)	1,240	1,406
Elida Local School District, School Facilities & Construction
4.75%, 12/1/21, AGM (c)	1,455	1,267
4.95%, 12/1/23, AGM (a)(c)	1,455	1,168
Hamilton City School District Improvements, Series A, 6.15%, 12/1/16, State Aid Withholding	600	644
Johnstown-Monroe Ohio Local School District, 5.00%, 12/1/44, Callable 12/1/21 @ 100	1,000	1,099
Lake Ohio Local School District Stark Country, School Facilities, 4.00%, 12/1/48, Callable 12/1/22 @ 100(d)	500	491
Milford Exempt Village School District, School Improvement, 5.50%, 12/1/30, AGM	325	396
Ohio Schools, Series C, 5.00%, 9/15/19	1,500	1,731
Perry Local School District Allen County, School Improvement, 4.50%, 12/1/43, Callable 12/1/20 @ 100, AGM	600	626
Port Clinton Ohio City School District, 4.00%, 12/1/41, Callable 6/1/23 @ 100	1,000	1,021
Sylvania City School District, School Improvement, 4.00%, 12/1/17, AGM(c)	1,040	1,015
		14,631
Utilities (Sewers, Telephone, Electric) (3.0%):
Avon, Route 83 Sewer Improvements, 6.50%, 12/1/15	45	46
Cleveland Ohio, 2.50%, 12/1/22(d)	780	788
Greene County, Water System, 5.75%, 12/1/22, Callable 12/1/18 @ 100, ETM	500	576
		1,410
		25,195
Revenue Bonds (43.4%):
Hospitals, Nursing Homes & Health Care (13.4%):
Allen County, Hospital Facilities Revenue, Catholic Healthcare Partners
Series B, 4.13%, 9/1/20	1,200	1,329
Series B, 5.25%, 9/1/27, Callable 9/1/20 @ 100	2,500	2,846
Franklin County Hospital Revenue, Nationwide Children’s Hospital, Inc. Project, 4.75%, 11/1/29, Callable 11/1/19 @ 100	1,500	1,590
Ross County, Hospital Facilities Revenue, Adena Health System, 5.75%, 12/1/35, Callable 12/1/18 @ 100, AGC-ICC	500	556
		6,321

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value
Housing (6.8%):
State Housing Finance Agency, Capital Fund Revenue, Series A, 5.00%, 4/1/27, Callable 4/1/17 @ 100, AGM	$3,000	$3,184

Public Improvements (4.5%):
Huber Heights General Income Tax Special Obligation, 4.75%, 12/1/38, Callable 12/1/21 @ 100, BAM(b)	2,000	2,107

Schools & Educational Services (14.0%):
Hamilton County, Student Housing Revenue, Stratford Heights Project, University of Cincinnati, 5.00%, 6/1/30, Callable 6/1/20 @ 100, AGM	1,260	1,419
Lorain County, Community College District General Receipts, 4.50%, 12/1/31, Callable 6/1/21 @ 100, Ohio CCD Program(b)	500	536
Ohio State University, Series A, 4.00%, 12/1/44, Callable 12/1/24 @ 100	1,000	1,013
University of Akron General Receipts, Series A, 5.00%, 1/1/19, AGM	1,000	1,131
University of Toledo General Receipts Bonds, 4.00%, 6/1/20(a)	200	219
Youngstown State University General Receipts
4.13%, 12/15/17, AGM	435	466
4.38%, 12/15/18, AGM	685	755
5.00%, 12/15/23, Callable 6/15/19 @ 100, AGM	1,000	1,114
		6,653
Utilities (Sewers, Telephone, Electric) (2.4%):
Hamilton County Sewer System Revenue, Series A, 5.00%, 12/1/38, Callable 12/1/23 @ 100(b)	1,000	1,131

Utilities-Water (1.2%):
Hamilton Wastewater System Revenue, 3.00%, 10/1/19, AGM	530	565

Water (1.1%):
Cincinnati Ohio Water System Revenue, Series A, 4.00%, 12/1/45, Callable 12/1/25 @ 100(d)	500	501
		20,462
Total Municipal Bonds (Cost $41,944)		45,657
Investment Companies — (4.9%)
Federated Ohio Municipal Cash Trust, Institutional Shares, 0.01% (e)	2,319,753	2,320
Total Investment Companies (Cost $2,320)		2,320
Total Investments (Cost $44,264) — 101.9%		47,977
Liabilities in excess of other assets — (1.9)%		(880)
NET ASSETS - 100.00%		$47,097

(a)           All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(b)           Continuously callable with 30 days notice.

(c)           Rate represents the effective yield at purchase.

(d)           Security purchased on a when-issued basis.

(e)           Rate disclosed is the daily yield on 7/31/15.

AGC-ICC—Security guaranteed by Insured Custody Certificates, secondarily guaranteed by Assured Guaranty Corporation

AGM—Assured Guaranty Municipal Corporation

BAM—Build America Mutual Assurance Co.

ETM—Escrowed to Maturity

FGIC—Financial Guaranty Insurance Company

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Balanced Fund	July 31, 2015
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (63.7%)
Consumer Discretionary (10.0%):
Advance Auto Parts, Inc.	960	$168
H&R Block, Inc.	8,020	267
Hilton Worldwide Holdings, Inc. (a)	9,260	249
Johnson Controls, Inc.	4,500	205
Newell Rubbermaid, Inc.	3,960	171
PVH Corp.	920	107
Starbucks Corp.	2,380	138
Tractor Supply Co.	900	83
		1,388
Consumer Staples (4.0%):
CVS Caremark Corp.	2,040	230
Diageo PLC, ADR	1,160	130
Wal-Mart Stores, Inc.	2,740	197
		557
Energy (2.5%):
Occidental Petroleum Corp.	1,970	138
Schlumberger Ltd.	1,160	96
Weatherford International PLC (a)	9,900	106
		340
Financials (10.2%):
American Express Co.	1,540	117
Bank of America Corp.	12,100	216
Bank of New York Mellon Corp.	5,680	247
Citigroup, Inc.	6,780	397
Principal Financial Group, Inc.	2,680	149
Progressive Corp.	9,160	279
		1,405
Health Care (10.2%):
Abbott Laboratories	2,200	112
Baxter International, Inc.	2,680	107
Cardinal Health, Inc.	1,720	146
Celgene Corp. (a)	720	95
Eli Lilly & Co.	1,220	103
Medtronic PLC	3,480	273
Merck & Co., Inc.	2,860	169
Perrigo Co. PLC	720	138
Pfizer, Inc.	7,060	255
		1,398
Industrials (9.6%):
Danaher Corp.	1,490	136
General Electric Co.	8,800	230
Masco Corp.	8,140	215
Nielsen Holdings NV	3,520	171
Precision Castparts Corp.	1,180	230
Stanley Black & Decker, Inc.	1,360	143
United Parcel Service, Inc., Class B	1,820	186
		1,311
Information Technology (15.1%):
Apple, Inc.	1,225	149
Applied Materials, Inc.	8,740	152
Cisco Systems, Inc.	9,200	261
EMC Corp.	10,080	271
F5 Networks, Inc. (a)	1,520	204
Facebook, Inc., Class A (a)	2,260	212
Google, Inc., Class C (a)	586	366
SAP SE, ADR	1,820	130
Twitter, Inc. (a)	3,700	115

See notes to schedules of investments.

Security Description	Shares or Principal Amount		Value
Visa, Inc., Class A	2,660		$200
			2,060
Materials (2.1%):
Air Products & Chemicals, Inc.	1,270		181
Potash Corp. of Saskatchewan, Inc.	4,120		112
			293
Total Common Stocks (Cost $8,067)			8,752

U.S. Government Mortgage Backed Agencies (32.5%)
Federal Home Loan Mortgage Corp.
6.50%, 5/1/26 - 11/1/34	$6		7
7.00%, 7/1/29 - 4/1/32	8		9
8.00%, 6/1/30	—	(b)	—	(b)
Federal National Mortgage Assoc.
8.50%, 11/1/17	—	(b)	—	(b)
7.00%, 12/1/27	—	(b)	—	(b)
8.00%, 11/1/28	4		5
6.50%, 3/1/29 - 7/1/32	9		10
6.00%, 10/1/29 - 1/1/37	24		29
7.50%, 11/1/29	2		3
			63
Government National Mortgage Assoc.
6.00%, 11/15/23 - 1/20/34	293		339
7.00%, 1/20/26 - 3/15/36 (c)	1,155		1,371
6.50%, 3/20/26 - 10/15/38	996		1,175
8.00%, 10/15/27 - 9/15/32	723		888
7.50%, 9/20/29 - 4/20/43	417		508
5.50%, 7/20/33	59		66
5.00%, 9/15/39 - 11/15/39	59		67
			4,414
Total U.S. Government Mortgage Backed Agencies (Cost $4,404)			4,477

U.S. Treasury Obligations (2.8%)
U.S. Treasury Bills, 0.08%, 12/24/15 (d)	103		103
U.S. Treasury Bonds
8.88%, 8/15/17	96		112
9.13%, 5/15/18	144		176
Total U.S. Treasury Obligations (Cost $391)			391

Investment Companies (0.7%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (e)	103,462		103
Total Investment Companies (Cost $103)			103
Total Investments (Cost $12,965) — 99.7%			13,723
Other assets in excess of liabilities — 0.3%			47
NET ASSETS - 100.00%			$13,770

(a)           Non-income producing security.

(b)           Rounds to less than $1.

(c)           Security purchased on a when-issued basis.

(d)           Rate represents the effective yield at purchase.

(e)           Rate disclosed is the daily yield on 7/31/15.

ADR—American Depositary Receipt

PLC—Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Investment Grade Convertible Fund	July 31, 2015
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Common Stocks (0.8%)
Industrials (0.8%):
Fluor Corp.	8,232	$385
Total Common Stock (Cost $484)		385

Convertible Corporate Bonds (72.3%)
Consumer Discretionary (7.0%):
Priceline.com, Inc., Convertible Subordinated Notes, 1.00%, 3/15/18	$1,222	1,708
The Priceline Group, Inc., Convertible Subordinated Notes, 0.35%, 6/15/20	705	824
Toll Brothers Finance Corp., Convertible Subordinated Notes, 0.50%, 9/15/32 , Callable 9/15/17 @ 100 (a)	940	978
		3,510
Energy (1.7%):
Chesapeake Energy Corp., Convertible Subordinated Notes, 2.50%, 5/15/37 , Callable 5/15/17 @ 100 (a)	831	746
Whiting Petroleum Corp., Convertible Subordinated Notes, 1.25%, 4/1/20 (b)	134	116
		862
Financials (12.0%):
Ares Capital Corp., Convertible Subordinated Notes
5.13%, 6/1/16	1,203	1,235
4.88%, 3/15/17	490	506
BlackRock Kelso Capital Corp., Convertible Subordinated Notes, 5.50%, 2/15/18	325	335
Health Care REIT, Inc., Convertible Subordinated Notes, 3.00%, 12/1/29 , Callable 8/16/15 @ 200 (a)	59	80
Host Hotels & Resorts, LP, Convertible Subordinated Notes, 2.50%, 10/15/29 , Callable 10/20/15 @ 200 (b)	566	863
Janus Capital Group, Inc., Convertible Subordinated Notes, 0.75%, 7/15/18	531	824
Jefferies Group, Inc., Convertible Subordinated Notes, 3.88%, 11/1/29 , Callable 11/1/17 @ 200	1,190	1,225
Old Republic International Corp., Convertible Subordinated Notes, 3.75%, 3/15/18	394	474
Prospect Capital Corp., Convertible Subordinated Notes, 5.88%, 1/15/19	512	505
		6,047
Health Care (22.7%):
Alza Corp., Convertible Subordinated Notes, , 7/28/20 , Callable 8/28/15 @ 86.21 (c)	946	1,301
Bristol-Myers Squibb Co., Convertible Subordinated Notes, 2.32%, 9/15/23 , Callable 9/14/15 @ 100 (a)(d)	465	760
Gilead Sciences, Inc., Convertible Subordinated Notes, 1.63%, 5/1/16	542	2,816
Illumina, Inc., Convertible Subordinated Notes, 0.50%, 6/15/21	707	865
Medidata Solutions, Inc., Convertible Subordinated Notes, 1.00%, 8/1/18	145	172
Mylan, Inc., Convertible Subordinated Notes, 3.75%, 9/15/15	434	1,895
Teva Pharmaceutical Finance LLC, Convertible Subordinated Notes, 0.25%, 2/1/26 , Callable 9/2/15 @ 100 (a)	685	1,118
WellPoint, Inc., Convertible Subordinated Notes, 2.75%, 10/15/42	1,192	2,456
		11,383
Industrials (6.2%):
Airtran Holdings, Inc., Convertible Subordinated Notes, 5.25%, 11/1/16	566	1,463
Danaher Corp., Convertible Subordinated Notes , 1/22/21 , Callable 8/28/15 @ 87.94 (c)	382	1,015
Macquarie Infrastructure Co. LLC, Convertible Subordinated Notes, 2.88%, 7/15/19	543	647
		3,125

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value
Information Technology (19.0%):
Citrix Systems, Inc., Convertible Subordinated Notes, 0.50%, 4/15/19	$1,205	$1,296
Intel Corp., Convertible Subordinated Notes, 3.25%, 8/1/39	1,735	2,523
Lam Research Corp., Convertible Subordinated Notes, 1.25%, 5/15/18	955	1,303
Micron Technology, Inc., Convertible Subordinated Notes, 3.00%, 11/15/43 , Callable 11/20/18 @ 83.04 (a)	525	489
Novellus Systems, Inc., Convertible Subordinated Notes, 2.63%, 5/15/41	595	1,344
Red Hat, Inc., Convertible Subordinated Notes, 0.25%, 10/1/19 (b)	955	1,197
Twitter, Inc., Convertible Subordinated Notes, 1.00%, 9/15/21 (b)	584	506
Xilinx, Inc., Convertible Subordinated Notes, 2.63%, 6/15/17	615	903
		9,561
Materials (3.7%):
Newmont Mining Corp., Convertible Subordinated Notes, 1.63%, 7/15/17	1,207	1,203
RPM International, Inc., Convertible Subordinated Notes, 2.25%, 12/15/20	592	673
		1,876
Total Convertible Corporate Bonds (Cost $32,351)		36,364

Convertible Preferred Stocks (23.0%)
Consumer Discretionary (2.4%):
Stanley Black & Decker I, Inc., 6.25%	6,310	754
Tyson Foods, Inc., 4.75%	8,217	443
		1,197
Energy (1.7%):
Chesapeake Energy Corp., 5.75%	313	180
NextEra Energy, Inc., 5.89%	7,490	497
Southwestern Energy Co., 6.25%, Series B	4,050	174
		851
Financials (10.6%):
AMG Capital Trust II, 5.15%	16,430	982
Health Care REIT, Inc., 6.50%, Series JNS	10,400	648
New York Community Capital Trust V, 6.00%	23,769	1,212
Wells Fargo & Co., 7.50%, Series L	2,117	2,523
		5,365
Health Care (0.3%):
Allergan PLC, 5.50%, Series A	125	139
		139
Industrials (4.5%):
Alcoa, Inc., 5.38%, Series 1	4,864	175
Stanley Black & Decker I, Inc., 4.75%	4,821	696
United Technologies Corp., 7.50%	26,834	1,381
		2,252
Utilities (3.5%):
Dominion Resources, Inc., 6.00%, Series B	8,950	508
Dominion Resources, Inc., 6.13%, Series A	8,955	506
Dominion Resources, Inc., 6.37%	9,840	496
Exelon Corp., 6.50%	5,060	237
		1,747
Total Convertible Preferred Stocks (Cost $11,931)		11,551

See notes to schedules of investments.

Security Description	Shares	Value
Investment Companies (3.8%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (e)	1,913,378	$1,913
Total Investment Companies (Cost $1,913)		1,913
Total Investments (Cost $46,679) — 99.9%		50,213
Other assets in excess of liabilities — 0.1%		64
NET ASSETS - 100.00%		$50,277

(a)                                 Continuously callable with 30 days notice.

(b)                                 Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(c)                                  Continuously callable with 15 days notice.

(d)                                 Variable or Floating-Rate Security. Rate disclosed is as of 7/31/15.

(e)                                  Rate disclosed is the daily yield on 7/31/15.

LLC—Limited Liability Co.

LP—Limited Partnership

PLC—Public Liability Co.

REIT—Real Estate Investment Trust

See notes to schedules of investments.

Victory Portfolios

Notes to Schedules of Investments

July 31, 2015 (Unaudited)

1. Federal Tax Information:

At July 31, 2015, the cost basis for federal tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows (in thousands):

	Cost of			Net
	Investments	Gross	Gross	Unrealized
	for Federal	Unrealized	Unrealized	Appreciation/
	Tax Purposes	Appreciation	Depreciation	(Depreciation)
Diversified Stock Fund	$921,569	$179,254	$(26,764)	$152,490
Newbridge Large Cap Growth Fund	66,303	45,871	(981)	44,890
Select Fund	2,855	331	(43)	288
Special Value Fund	120,356	8,347	(4,898)	3,449
Sycamore Established Value Fund	1,997,138	450,681	(26,237)	424,444
Sycamore Small Company Opportunity Fund	2,252,365	449,531	(90,480)	359,051
Expedition Emerging Markets Small Cap Fund	13,230	1,532	(942)	590
Newbridge Global Equity Fund	11,690	1,881	(309)	1,572
Fund for Income	873,431	14,569	(18,096)	(3,527)
National Municipal Bond Fund	76,960	4,224	(14)	4,210
Ohio Municipal Bond Fund	44,146	3,845	(14)	3,831
Balanced Fund	13,047	1,017	(341)	676
Investment Grade Convertible Fund	47,106	4,762	(1,655)	3,107

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by The Victory Portfolios (the “Trust”) in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Trust currently offers shares of 25 funds.  The accompanying schedules of investments are those of the following 13 funds (collectively, the “Funds” and individually, a “Fund”).

Funds	Investment Share Classes Offered
Diversified Stock Fund	Class A, C, I, R, R6 and Y
Newbridge Large Cap Growth Fund	Class A, C, I, R and Y
Select Fund	Class A and I
Special Value Fund	Class A, C, I, R and Y
Sycamore Established Value Fund	Class A, I, R, R6 and Y
Sycamore Small Company Opportunity Fund	Class A, I, R and Y
Expedition Emerging Markets Small Cap Fund	Class A, C and I
Newbridge Global Equity Fund	Class A, C, I and R
Fund for Income	Class A, C, I, R, R6 and Y
National Municipal Fund	Class A and Y
Ohio Municipal Fund	Class A
Balanced Fund	Class A, C, I and R
Investment Grade Convertible Fund	Class A and I

Securities Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

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• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in other open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 or Level 2 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Funds’ net asset values are calculated. The Newbridge Global Equity Fund and Expedition Emerging Markets Small Cap Fund use a systematic valuation model, provided daily by an independent third party to fair value their international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.

For the period ended July 31, 2015, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

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The following is a summary of the inputs used to value the Funds’ investments as of July 31, 2015, while the breakdown, by category, of common stocks is disclosed on the Schedules of Portfolio Investments (in thousands):

	Level 1 - Quoted Prices	LEVEL 2 - Other Significant Observable Inputs	Total
	Investments in Securities	Investments in Securities	Investments in Securities
Diversified Stock Fund
Common Stocks	$1,058,349	$—	$1,058,349
Investment Companies	—	15,710	15,710
Total	$1,058,349	$15,710	$1,074,059

Newbridge Large Cap Growth Fund
Common Stocks	109,976	—	109,976
Investment Companies	—	1,217	1,217
Total	$109,976	$1,217	$111,193

Select Fund
Common Stocks	3,002	—	3,002
Investment Companies	—	141	141
Total	$3,002	$141	$3,143

Special Value Fund
Common Stocks	122,348	—	122,348
Investment Companies	—	1,457	1,457
Total	$122,348	$1,457	$123,805

Sycamore Established Value Fund
Common Stocks	2,337,141	—	2,337,141
Exchange-Traded Funds	23,384	—	23,384
Investment Companies	—	61,057	61,057
Total	$2,360,525	$61,057	$2,421,582

Sycamore Small Company Opportunity Fund
Common Stocks	2,480,360	—	2,480,360
Exchange-Traded Funds	25,142	—	25,142
Investment Companies	—	105,914	105,914
Total	$2,505,502	$105,914	$2,611,416

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	Level 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs	Total
	Investments in Securities		Investments in Securities	Investments in Securities
Expedition Emerging Markets Small Cap Fund
Common Stocks	$293	(a)	$13,060	$13,353
Right	—		4	4
Exchange-Traded Funds	204		—	204
Cash Equivalents	—		259	259
Total	$497		$13,323	$13,820

Newbridge Global Equity Fund
Common Stocks	7,154	(b)	5,679	12,833
Exchange Traded Funds	112		103	215
Cash Equivalents	—		214	214
Total	$7,266		$5,996	$13,262

Fund for Income
Government National Mortgage Association	—		717,267	717,267
U.S. Treasury Obligations	—		152,537	152,537
Investment Companies	—		100	100
Total	$—		$869,904	$869,904

National Municipal Bond Fund
Municipal Bonds	—		73,079	73,079
Investment Companies	—		8,091	8,091
Total	$—		$81,170	$81,170

Ohio Municipal Bond Fund
Municipal Bonds	—		45,657	45,657
Investment Companies	—		2,320	2,320
Total	$—		$47,977	$47,977

Balanced Fund
Common Stocks	8,752		—	8,752
U.S. Government Mortgage Backed Agencies	—		4,477	4,477
U.S. Treasury Obligations	—		391	391
Investment Companies	—		103	103
Total	$8,752		$4,971	$13,723

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	Level 1 - Quoted Prices	LEVEL 2 - Other Significant Observable Inputs		Total
	Investments in Securities	Investments in Securities		Investments in Securities
Investment Grade Convertible Fund
Common Stock	$385	$—		$385
Convertible Corporate Bonds	—	36,364		36,364
Convertible Preferred Stocks	9,357	2,194	(c)	11,551
Investment Companies	—	1,913		1,913
Total	$9,742	$40,471		$50,213

(a)         Consists of holdings: All securities listed under Brazil.

(b)         Consists of holdings: NXP Semiconductor NV and LyondellBasell Industries NV, Class A listed under Netherlands; Ace Ltd. And TE Connectivity Ltd. listed under Switzerland; Delphi Automotive PLC under United Kingdom; all securities listed under Brazil, Canada, Ireland (Republic of) and United States.

(c)          Consists of holdings: AMG Capital Trust II and New York Community Capital Trust V listed under Financials.

Significant transfers occurred between Levels 1 and 2 on recognition dates of October 31, 2014 and July 31, 2015. These are due to infrequently traded securities. Exchange closing price is used when available (Level 1) otherwise an evaluated bid is used (Level 2):

Transfers from
Level 1 to Level 2

Investment Grade Convertible Fund
Convertible Preferred Stocks	$2,194

Securities Transactions and Related Income:

Changes in holdings of portfolio securities are accounted for no later than one business day following the trade date. For financial reporting purposes, however, portfolio security transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Foreign Currency Transactions:

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. It is the Trust’s policy to include the portion of realized and unrealized gains and losses from investments that result from foreign currency changes with other foreign currency gains and losses.

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Foreign Currency Contracts:

The Expedition Emerging Markets Small Cap Fund and NewBridge Global Equity Fund may enter into foreign currency exchange contracts to convert U.S. dollars to and from various foreign currencies. A foreign currency exchange contract is an obligation by a Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds’ foreign currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. The Expedition Emerging Markets Small Cap Fund and NewBridge Global Equity Fund enter into foreign currency exchange contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Funds do not enter into such contracts solely for the purpose of earning foreign currency gains). Each foreign currency exchange contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of July 31, 2015, the Funds had no open forward foreign currency contracts.

Futures Contracts:

Each Fund, with the exception of the NewBridge Large Cap Growth Fund, Select Fund, Sycamore Established Value Fund and NewBridge Global Equity Fund, may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. A Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments made or received by the Fund based on the change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund’s futures

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July 31, 2015 (Unaudited)

positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

Securities Purchased on a When-Issued Basis:

Each Fund may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities. As of July 31, 2015, the Funds had outstanding when-issued purchase commitments covered by the segregated assets as identified on the Schedules of Portfolio Investments.

3. Risks:

The Ohio Municipal Bond Fund invests primarily in municipal debt obligations issued by the State of Ohio and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. This Fund is more susceptible to economic and political factors which might adversely affect municipalities and companies within Ohio than are other types of funds which are not geographically concentrated to the same extent.

The Expedition Emerging Markets Small Cap Fund and NewBridge Global Equity Fund invest in securities of foreign issuers in various countries. Investing on an international basis involves certain risks not involved in domestic investments including the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments, which could affect the value of a Fund’s investments in certain foreign countries. Governments of many countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in these countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. There is also generally less government supervision and regulation of stock exchanges, brokers, and listed companies than in the U.S. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply. Moreover, foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital re-investment, resource self-sufficiency and balance of payments position.

The Funds will be subject to credit risk with respect to the amount each expects to receive from counterparties to financial instruments entered into by the Funds. The Funds may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to

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July 31, 2015 (Unaudited)

financial difficulties. The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Fund’s adviser, Victory Capital Management Inc., to be of comparable quality.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The Victory Portfolios

By (Signature and Title)	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer

Date	September 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher K. Dyer
Christopher K. Dyer, President

Date	September 22, 2015

By (Signature and Title)	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer

Date	September 22, 2015